UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2009
Date of reporting period: February 28, 2009

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	300,000	$7,131,000	2.15%	Telecommunctns - Services
Abbott Laboratories	170,000	$8,047,800	2.42%	Medical - Drugs
Air Products & Chemicals	150,000	$6,937,500	2.09%	Chemicals - Specialty
Alcoa	500,000	$3,115,000	0.94%	Metal Ores - Non Ferrous
Arch Coal	350,000	$4,865,000	1.47%	Coal
Archer-Daniels-Midland	80,000	$2,132,800	0.64%	Food - Flour & Grain
AstraZeneca PLC ADS	190,000	$6,002,100	1.81%	Medical - Drugs
Avery Dennison	60,000	$1,209,000	0.36%	Office & Art Materials
BASF SE ADS	90,000	$2,526,129	0.76%	Chemicals - Diversified
BP PLC ADS	100,000	$3,836,000	1.16%	Oil & Gas - Intl Integrated
BHP Billiton ADS	120,000	$4,370,400	1.32%	Metal Ores - Non Ferrous
Black & Decker	43,000	$1,017,810	0.31%	Tools - Hand Held
Burlington Northern Santa Fe	100,000	$5,877,000	1.77%	Transportation - Rail
Canadian National Railway	150,000	$4,851,000	1.46%	Transportation - Rail
Canadian Pacific Railway	90,000	$2,538,900	0.76%	Transportation - Rail
Carlisle	220,000	$4,360,400	1.31%	Diversified Operations
Chunghwa Telecom ADR	441,922	$6,783,503	2.04%	Telecommunctns - Services
Colgate-Palmolive	150,000	$9,027,000	2.72%	Soap & Cleaning Preparatns
ConocoPhillips	140,000	$5,229,000	1.58%	Oil & Gas - U S Integrated
EI Du Pont de Nemours	140,000	$2,626,400	0.79%	Chemicals - Diversified
E.ON AG ADS	85,000	$2,216,299	0.67%	Utility - Electric Power
Emerson Electric	180,000	$4,815,000	1.45%	Machinery - Electrical
EnCana	200,000	$7,874,000	2.37%	Oil & Gas - Canadn Integrated
Exxon Mobil	110,000	$7,469,000	2.25%	Oil & Gas - Intl Integrated
FPL	150,000	$6,799,500	2.05%	Utility - Electric Power
Freeport-McMoRan Copper & Gold	100,000	$3,042,000	0.92%	Metal Ores - Misc
General Mills	150,000	$7,872,000	2.37%	Food - Misc Preparation
Genuine Parts	200,000	$5,628,000	1.70%	Auto Parts - Retail/Whlsle
GlaxoSmithKline PLC ADS	100,000	$3,013,000	0.91%	Medical - Drugs
Honeywell International	225,000	$6,036,750	1.82%	Diversified Operations
Illinois Tool Works	100,000	$2,780,000	0.84%	Metal Prods - Fasteners
Intel	300,000	$3,822,000	1.15%	Elec Components - Semicondtrs
Johnson & Johnson	150,000	$7,500,000	2.26%	Medical - Supplies
Kellogg	140,000	$5,448,800	1.64%	Food - Flour & Grain
Kimberly-Clark	130,000	$6,124,300	1.84%	Paper & Paper Products
Eli Lilly	210,000	$6,169,800	1.86%	Medical - Drugs
Manitowoc	250,000	$1,025,000	0.31%	Machinery - Const/Mining
McGraw-Hill	150,000	$2,959,500	0.89%	Publishing - Books
Methanex	200,000	$1,464,000	0.44%	Chemicals - Specialty
Microsoft	400,000	$6,460,000	1.95%	Computer - Software
Microchip Technology	200,000	$3,754,000	1.13%	Instruments - Control
National Fuel Gas	130,000	$3,940,300	1.19%	Utility - Gas Distribution
Nike	200,000	$8,306,000	2.50%	Shoes & Related Apparel
Novartis AG ADR	150,000	$5,437,500	1.64%	Medical - Drugs
Nucor	140,000	$4,711,000	1.42%	Steel - Producers
PPG Industries	100,000	$3,106,000	0.94%	Diversified Operations
Parker Hannifin	120,000	$4,004,400	1.21%	Instruments - Control
Pearson PLC ADS	300,000	$2,796,000	0.84%	Publishing - Books
PepsiCo	150,000	$7,221,000	2.18%	Beverages - Soft Drink
Pfizer	500,000	$6,155,000	1.85%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,448,400	0.44%	Utility - Gas Distribution
Plum Creek Timber	50,000	$1,311,500	0.40%	Buildg Prods - Wood
Praxair	120,000	$6,810,000	2.05%	Chemicals - Specialty
Procter & Gamble	150,000	$7,225,500	2.18%	Cosmetics & Toiletries
RPM International	180,000	$1,951,200	0.59%	Chemicals - Specialty
Regal-Beloit	100,000	$2,868,000	0.86%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	50,000	$5,100,000	1.54%	Metal Ores - Misc
Rockwell Automation	150,000	$3,015,000	0.91%	Indstrl Automtn/Robotics
SK Telecom ADR	100,000	$1,339,000	0.40%	Telecommunctns - Services
Sempra Energy	40,000	$1,662,800	0.50%	Utility - Gas Distribution
JM Smucker	120,000	$4,454,400	1.34%	Food - Confectionery
Taiwan Semiconductor ADS	450,019	$3,393,143	1.02%	Elec Components - Semicondtrs
Telstra ADR	100,000	$1,133,960	0.34%	Utility - Telephone
Telus	100,000	$2,535,000	0.76%	Telecommunctns - Services
Tenaris SA ADR	50,000	$877,500	0.26%	Steel - Pipe & Tubes
3M	150,000	$6,819,000	2.05%	Diversified Operations
Tomkins PLC ADS	100,000	$638,000	0.19%	Diversified Operations
Total SA ADS	150,000	$7,080,000	2.13%	Oil & Gas - Intl Integrated
Unilever PLC ADS	250,000	$4,820,000	1.45%	Food - Misc Preparation
United Parcel Service	120,000	$4,941,600	1.49%	Transportation - Services
United States Steel	60,000	$1,180,200	0.36%	Steel - Producers
United Technologies	130,000	$5,307,900	1.60%	Aerospace - Equipment
University Bank Certificate of Dep	1,000,000	$1,000,000	0.30%	Finance - Leasing Cos
Vodafone Group PLC ADS	250,000	$4,437,500	1.34%	Telecommunctns - Cellular
Wyeth	250,000	$10,205,000	3.07%	Medical - Drugs

	TOTAL	$331,988,493

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	460,000	$7,682,000	1.58%	Computer - Software
Agilent Technologies	500,000	$6,935,000	1.43%	Elec Components - Misc
Akamai Technologies	500,000	$9,045,000	1.86%	Computer - Internet
Amazon.com	200,000	$12,958,000	2.67%	Retail - Internet
America Movil SAB de CV ADS	230,000	$5,860,400	1.21%	Telecommunctns - Cellular
American Eagle Outfitters	700,000	$6,832,000	1.41%	Retail - Apparel/Shoe
American Tower	60,000	$1,747,200	0.36%	Telecommunctns - Cellular
Amgen	200,000	$9,786,000	2.02%	Medical - Biomed/Genetics
Anglo American PLC ADR	350,000	$2,474,500	0.51%	Metal Ores - Gold
Apple	200,000	$17,862,000	3.68%	Computer - Mini/Micro
BP PLC ADS	105,000	$4,027,800	0.83%	Oil & Gas - Intl Integrated
Bed Bath & Beyond	150,000	$3,195,000	0.66%	Retail - Misc/Diversified
Best Buy	350,000	$10,087,000	2.08%	Retail - Consumer Elect
CVS/Caremark	300,000	$7,722,000	1.59%	Retail - Drug Stores
Canadian Pacific Railway	175,000	$4,936,750	1.02%	Transportation - Rail
Canon ADS	220,000	$5,524,200	1.14%	Office Automation
China Mobile ADS	150,000	$6,502,500	1.34%	Telecommunctns - Cellular
Cisco Systems	700,000	$10,199,000	2.10%	Computer - Local Networks
Clorox	175,000	$8,505,000	1.75%	Soap & Cleaning Preparatns
Coach	240,000	$3,355,200	0.69%	Textile - Apparel Mfg
Consol Energy	100,000	$2,725,000	0.56%	Coal
Convergys	600,000	$3,870,000	0.80%	Business Services
Crane	210,000	$3,166,800	0.65%	Aerospace - Equipment
Cree	250,000	$4,910,000	1.01%	Elec Components - Semicondtrs
Dentsply International	325,000	$7,514,000	1.55%	Medical - Supplies
EMCOR	275,000	$4,237,750	0.87%	Engineering R&D Svcs
EnCana	150,000	$5,905,500	1.22%	Oil & Gas - Canadn Integrated
Express Scripts	170,000	$8,551,000	1.76%	Medical - Hlth Maint Orgs
Fastenal	155,000	$4,668,600	0.96%	Buildg Prods - Retail/Whlsle
Gartner	100,000	$1,011,000	0.21%	Business Services
Genentech	140,000	$11,977,000	2.47%	Medical - Biomed/Genetics
Genuine Parts	125,000	$3,517,500	0.72%	Auto Parts - Retail/Whlsle
Genzyme	130,000	$7,920,900	1.63%	Medical - Biomed/Genetics
Google	20,000	$6,759,800	1.39%	Computer - Internet
Groupe Danone ADS	380,000	$3,653,434	0.75%	Food - Misc Preparation
Hansen Natural	325,000	$10,816,000	2.23%	Beverages - Soft Drink
Harris	230,000	$8,574,400	1.77%	Telecommunctns - Equip
Hewlett-Packard	270,000	$7,838,100	1.62%	Computer - Mini/Micro
Humana	250,000	$5,917,500	1.22%	Medical - Hlth Maint Orgs
IMS Health	300,000	$3,756,000	0.77%	Medical - Misc Products
Infosys ADS	150,000	$3,630,000	0.75%	Computer - Software
Intel	650,000	$8,281,000	1.71%	Elec Components - Semicondtrs
International Business Machines	110,000	$10,123,300	2.09%	Computer - Mainframes
Intuit	400,000	$9,116,000	1.88%	Computer - Software
Johnson & Johnson	180,000	$9,000,000	1.85%	Medical - Supplies
LAN Airlines SA ADS	350,000	$2,887,500	0.60%	Transportation - Airline
Eli Lilly	140,000	$4,113,200	0.85%	Medical - Drugs
Lincoln Electric Holdings	96,500	$2,965,445	0.61%	Machinery - Tools & Rel Prods
Lowe's	225,000	$3,564,000	0.73%	Buildg Prods - Retail/Whlsle
Manitowoc	300,000	$1,230,000	0.25%	Machinery - Const/Mining
McGraw-Hill	220,000	$4,340,600	0.89%	Publishing - Books
Norfolk Southern	270,000	$8,564,400	1.77%	Transportation - Rail
Novartis AG ADR	150,000	$5,437,500	1.12%	Medical - Drugs
Novo Nordisk A/S ADS	180,000	$8,715,600	1.80%	Medical - Drugs
Oracle	550,000	$8,547,000	1.76%	Computer - Software
PepsiCo	200,000	$9,628,000	1.98%	Beverages - Soft Drink
Petro-Canada	80,000	$1,752,000	0.36%	Oil & Gas - Canadn Integrated
PetSmart	305,171	$6,115,627	1.26%	Retail - Misc/Diversified
Pharmaceutical Product Development	250,000	$5,997,500	1.24%	Medical - Drugs
Potash Corp of Saskatchewan	170,000	$14,274,900	2.94%	Fertilizers
Qualcomm	300,000	$10,029,000	2.07%	Telecommunctns - Equip
Regal-Beloit	145,000	$4,158,600	0.86%	Machinery - Tools & Rel Prods
Rio Tinto PLC ADS	33,000	$3,366,000	0.69%	Metal Ores - Misc
Ritchie Bros Auctioneers	100,000	$1,505,000	0.31%	Building - Heavy Const
Rogers Communications	200,000	$4,692,000	0.97%	Broadcasting - Cable TV
SanDisk	135,000	$1,202,850	0.25%	Computer - Memory Devices
Staples	250,000	$3,987,500	0.82%	Office Equip & Supplies
SumTotal Systems	50,000	$84,500	0.02%	Internet Content
Taiwan Semiconductor ADS	738,107	$5,565,327	1.15%	Elec Components - Semicondtrs
Teck Cominco	100,000	$345,000	0.07%	Metal Ores - Non Ferrous
Teva Pharmaceutical Industries ADS	100,352	$4,473,692	0.92%	Medical - Generic Drugs
Trimble Navigation	500,000	$7,050,000	1.45%	Instruments - Elec Measuring
Turkcell Iletisim Hizmetleri ADR	200,000	$2,464,000	0.51%	Telecommunctns - Cellular
United Parcel Service	200,000	$8,236,000	1.70%	Transportation - Services
University Bank Certificate of Dep	1,000,000	$1,000,000	0.21%	Finance - Leasing Cos
VCA Antech	302,000	$6,278,580	1.29%	Medical - Hospitals
John Wiley & Sons	100,000	$3,139,000	0.65%	Publishing - Books
Wyeth	200,000	$8,164,000	1.68%	Medical - Drugs
Xilinx	200,000	$3,536,000	0.73%	Elec Components - Semicondtrs
Zimmer	225,000	$7,879,500	1.62%	Medical - Misc Products
Noble	200,000	$4,918,000	1.01%	Oil & Gas - Offshore Drillng
Seagate Technology	250,000	$1,075,000	0.22%	Computer - Memory Devices
Verigy	180,000	$1,243,800	0.26%	Elec Components - Semicondtrs

	TOTAL	$485,203,755

Fair Value Measurments Disclosure:

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liabilityin an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 27, 2009 in valuing the Funds' investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		AMANX	AMAGX
LEVEL 1	Quoted Prices	$325,112,105	$480,550,321
LEVEL 2	Other Significant Observable Inputs	$6,876,388	$4,653,434
LEVEL 3	Significant Unobservable Inputs	$-	$-
TOTAL		$331,988,493	$485,203,755

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 23, 2009, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 23, 2009

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 23, 2009